February 5, 2010

Via Edgar System

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	Hennessy Mutual Funds, Inc.
File Nos. 333-07595 and 811-07695
Rule 497(j) Certification

Ladies & Gentlemen:

The undersigned officer of Hennessy Mutual Funds, Inc. (the “Company”) does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, that:

1.           the form of the prospectuses that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 25 to Form N-1A Registration Statement filed by the Company on February 2, 2010, which became effective that same day and is the most recent amendment to such registration statement; and

2.           the text of Post-Effective Amendment No. 25 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on February 2, 2010.

Very truly yours,

HENNESSY MUTUAL FUNDS, INC.

By:      /s/Harry F. Thomas
Harry F. Thomas
Vice President and Chief Compliance Officer